NON-CONTROLLING INTERESTS (Tables)	9 Months Ended
Sep. 30, 2015
NON-CONTROLLING INTERESTS
Schedule of noncontrolling interest

	As of December 31, 2014	As of September 30, 2015
	RMB	RMB
An offline travel agency (Note 2)	367,705,496	399,070,509
Travelfusion (Note 2)	—	284,770,666
An online trip package service provider (Note 2)	136,890,011	136,457,183
A technology company focusing on hotel customer reviews (Note 2)	125,442,240	122,904,216
ezTravel	22,769,589	23,603,314
Tujia	130,343,575	—
Others	65,397,382	96,500,423

	848,548,293	1,063,306,311